Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net earned premiums and other considerations	$ 988,208	$ 1,053,182	$ 1,116,247
Net investment income	198,660	203,535	212,475
Net realized gains on investments, excluding other-than-temporary investment losses	10,026	3,435	11,458
Total other-than-temporary investment losses	(53)	(3,296)	(4,263)
Portion of net loss (gain) recognized in other comprehensive income, before taxes	0	312	(12)
Net other-than-temporary investment losses recognized in earnings	(53)	(2,984)	(4,275)
Amortization of deferred gains on disposal of businesses	12,506	13,862	(2,876)
Fees and other income	8,405	7,891	6,148
Total revenues	1,217,752	1,278,921	1,339,177
Benefits, losses and expenses
Policyholder benefits	720,636	805,582	834,149
Amortization of deferred acquisition costs and value of business acquired	28,758	28,785	28,445
Underwriting, general and administrative expenses	340,594	343,649	360,756
Goodwill impairment	0	0	64,288
Total benefits, losses and expenses	1,089,988	1,178,016	1,287,638
Income before provision for income taxes	127,764	100,905	51,539
Provision for income taxes	40,260	23,710	34,604
Net income	$ 87,504	$ 77,195	$ 16,935